Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Class, Including Delinquency Status of those that Continue to Accrue Interest and are Nonperforming (Detail) - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	$ 312,028	$ 297,707
Current [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	309,520	294,716
Accruing 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	1,202	1,290
Accruing 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	472	477
Nonperforming [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	834	1,224
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	112,023	102,871
Commercial [Member] | Current [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	111,270	102,127
Commercial [Member] | Accruing 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	530	314
Commercial [Member] | Accruing 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	49	55
Commercial [Member] | Nonperforming [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	174	375
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	39,053	39,311
Commercial Real Estate [Member] | Current [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	38,678	38,676
Commercial Real Estate [Member] | Accruing 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	80	183
Commercial Real Estate [Member] | Accruing 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	11	2
Commercial Real Estate [Member] | Nonperforming [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	284	450
Residential Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	76,493	76,155
Residential Mortgages [Member] | Current [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	75,962	75,529
Residential Mortgages [Member] | Accruing 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	124	244
Residential Mortgages [Member] | Accruing 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	181	137
Residential Mortgages [Member] | Nonperforming [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	226	245
Other Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	61,959	57,024
Other Retail [Member] | Current [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	61,468	56,466
Other Retail [Member] | Accruing 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	275	318
Other Retail [Member] | Accruing 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	66	86
Other Retail [Member] | Nonperforming [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	150	154
Credit Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	22,500	22,346
Credit Card [Member] | Current [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	22,142	21,918
Credit Card [Member] | Accruing 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	193	231
Credit Card [Member] | Accruing 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	$ 165	$ 197